Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,401,631.76

Principal:
Principal Collections	$18,061,321.69
Prepayments in Full	$8,446,548.28
Liquidation Proceeds	$252,210.39
Recoveries	$(64.10)
Sub Total	$26,760,016.26
Collections	$28,161,648.02

Purchase Amounts:
Purchase Amounts Related to Principal	$52,563.34
Purchase Amounts Related to Interest	$169.64
Sub Total	$52,732.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,214,381.00

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,214,381.00
Servicing Fee	$585,008.55	$585,008.55	$0.00	$0.00	$27,629,372.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,629,372.45
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,629,372.45
Interest - Class A-3 Notes	$104,767.17	$104,767.17	$0.00	$0.00	$27,524,605.28
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$27,469,480.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,469,480.28
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$27,446,456.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,446,456.11
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$27,428,251.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,428,251.44
Regular Principal Payment	$24,436,845.43	$24,436,845.43	$0.00	$0.00	$2,991,406.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,991,406.01
Residual Released to Depositor	$0.00	$2,991,406.01	$0.00	$0.00	$0.00

Total		$28,214,381.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,436,845.43
Total					$24,436,845.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,436,845.43	$53.70	$104,767.17	$0.23	$24,541,612.60	$53.93
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$24,436,845.43	$18.57	$201,121.01	$0.15	$24,637,966.44	$18.72

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$419,068,691.80	0.9209087	$394,631,846.37	0.8672084
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$619,858,691.80	0.4710602	$595,421,846.37	0.4524895

Pool Information
Weighted Average APR	2.331%	2.327%
Weighted Average Remaining Term	43.51	42.66
Number of Receivables Outstanding	28,442	27,719
Pool Balance	$702,010,255.09	$675,022,706.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$653,416,792.06	$628,575,133.40
Pool Factor	0.4959454	0.4768797

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$46,447,573.50
Targeted Overcollateralization Amount	$79,600,860.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,600,860.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$174,904.49
(Recoveries)		20	$(64.10)
Net Loss for Current Collection Period			$174,968.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2991%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2675%
Second Prior Collection Period			0.4385%
Prior Collection Period			0.1381%
Current Collection Period			0.3049%
Four Month Average (Current and Prior Three Collection Periods)			0.2873%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		990	$2,019,908.06
(Cumulative Recoveries)			$239,597.39
Cumulative Net Loss for All Collection Periods			$1,780,310.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1258%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,040.31
Average Net Loss for Receivables that have experienced a Realized Loss			$1,798.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	211	$6,317,081.30
61-90 Days Delinquent	0.14%	26	$932,623.76
91-120 Days Delinquent	0.02%	4	$138,928.71
Over 120 Days Delinquent	0.01%	2	$38,866.72
Total Delinquent Receivables	1.10%	243	$7,427,500.49

Repossession Inventory:
Repossessed in the Current Collection Period		8	$215,549.72
Total Repossessed Inventory		17	$451,563.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1574%
Prior Collection Period			0.1477%
Current Collection Period			0.1154%
Three Month Average			0.1402%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1645%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	20

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	105	$3,054,652.48
2 Months Extended	108	$3,489,121.85
3+ Months Extended	9	$343,137.06

Total Receivables Extended	222	$6,886,911.39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer